Cash,Cash Equivalents and Restricted Cash - Schedule of breakdown of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 123,886	$ 59,056
Cash and cash equivalents held by the lessor VIE (note 10)	124,223	59,271
Total cash, cash equivalents and restricted cash	124,223	59,271
Variable Interest Entity, Primary Beneficiary [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	300
Cash and cash equivalents held by the lessor VIE (note 10)	337	215
Total cash, cash equivalents and restricted cash	$ 337	$ 215